UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
REVENUE
License revenue	$ 35,172	$ 50,000
Collaboration revenue	170,369	39,236
Other revenue	138	136
Total revenue	205,679	89,372
Collaboration cost of revenue	(111,764)	(42,399)
Other income and gains	49,812	4,693
Research and development expenses	(276,535)	(254,892)
Administrative expenses	(78,062)	(53,950)
Selling and distribution expenses	(60,481)	(67,594)
Other expenses	(231)	(9,496)
Fair value gain/(loss) of warrant liability	(85,750)	30,200
Finance costs	(15,974)	(5,935)
Loss before tax	(373,306)	(310,001)
Income tax benefit/(expense)	(130)	(472)
LOSS FOR THE PERIOD	(373,436)	(310,473)
Attributable to:
Ordinary equity holders of the parent	$ (373,436)	$ (310,473)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in dollars per share)	$ (1.07)	$ (990)
Diluted (in dollars per share)	$ (1.07)	$ (990)
OTHER COMPREHENSIVE INCOME
Exchange differences on translation of foreign operations	$ (13,705)	$ 1,143
Net other comprehensive (loss)/ income that may be reclassified to profit or loss in subsequent periods	(13,705)	1,143
OTHER COMPREHENSIVE (LOSS)/ INCOME FOR THE PERIOD, NET OF TAX	(13,705)	1,143
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(387,141)	(309,330)
Attributable to:
Ordinary equity holders of the parent	$ (387,141)	$ (309,330)